                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [_]; Amendment Number:
                                               ---------

     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sankaty Advisors, LLC
Address:   111 Huntington Avenue
           Boston, Massachusetts 02199

Form 13F File Number: 028-11314

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jonathan S. Lavine
Title:   Manager
Phone:   (617) 516-2000

Signature, Place, and Date of Signing:

/s/ Jonathan S. Lavine   Boston, MA      5/15/08
----------------------   -------------   -------
      [Signature]        [City, State]    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if no portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number     Name

28-
   -------------------   ----
[Repeat as necessary.]

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 14

Form 13F Information Table Value Total: $88,335
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name

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                                                    Sankaty Advisors, LLC

                                                  Form 13F Information Table

Column 1                          Column 2        Column 3     Column 4   Column 5    Column 6    Column 7         Column 8
---------------------------------------------------------------------------------------------------------------------------------
                                                                           Value     Investment     Other    Voting Authority
Name of Issuer                 Title of Class       Cusip      Shares     (x$1000)   Discretion   Managers   Sole   Shared   None
---------------------------------------------------------------------------------------------------------------------------------
ARMSTRONG WORLD INDS INC NEW         COM          04247X102     144,234   $ 5,143    (OTHER)                                   X
CARROLS RESTAURANT GROUP INC         COM          14574X104      86,422   $   772    (OTHER)                                   X
DDI CORP                       COM 0.0001 NEW     233162502   1,754,062   $ 8,139    (OTHER)                                   X
EAGLE MATERIALS INC                  COM          26969P108     428,500   $15,233    (OTHER)                                   X
GRAPHIC PACKAGING HLDG CO            COM          388689101   2,719,600   $ 7,941    (OTHER)                                   X
MYLAN INC                            COM          628530107     600,000   $ 6,960    (OTHER)                                   X
ROGERS COMMUNICATIONS INC           CL B          775109200      31,876   $ 1,177    (OTHER)                                   X
SAKS INC                             COM          79377W108     163,251   $ 2,036    (OTHER)                                   X
SANDRIDGE ENERGY INC                 COM          80007P307     202,300   $ 6,336    (OTHER)                                   X
SILICONWARE PRECISION INDS L   SPONSD ADR SPL     827084864      15,783   $   170    (OTHER)                                   X
SMTC CORP                          COM NEW        832682207      77,160   $   141    (OTHER)                                   X
SPANSION INC                      COM CL A        84649R101   3,676,108   $10,109    (OTHER)                                   X
VONAGE HLDGS CORP                    COM          92886T201   2,695,824   $ 4,987    (OTHER)                                   X
WILLIAMS COS INC DEL                 COM          969457100     581,890   $19,191    (OTHER)                                   X